GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.	Vuance Ltd. (the “Company") was incorporated in 1988 in Israel. The Company’s ordinary shares have been listed for trade on the Pink OTC Markets Inc ., which operates an electronic quotation service for securities traded over-the-counter, since October 1, 2009, under the ticker symbol “VUNCF”..

Until January 2010 (the date of the sale of the activities as described below in Note 1b), the Company developed and marketed security solutions for viewing, tracking, locating, credentialing, and managing essential assets and personnel, which encompassed electronic access control, urban security, and critical situation management systems as well as long-range Active RFID for public safety, commercial, and government sectors. Following the sale of certain activities in January 2010, the Company is focusing on its wireless ID products and solutions, e-ID projects and solutions.

The Company is headquartered in Israel.

The Company sells its products through centralized marketing office in U.S and Israel.

The Company's subsidiaries includes: Vuance Inc. incorporated in the United States (see b2 below regarding the presentation of certain activity of Vuance Inc as discontinued operations), Vuance RFID Inc., (incorporated in Delaware) (see b1 below regarding the presentation of certain activity of Vuance RFID as discontinued operations), S.B.C. Aviation Ltd., (incorporated in Israel) which began operations in 2007, and focused until 2009 on executing perimeter security and a border control project at a European International Airport, PureRFid, Inc. (incorporated in Delaware) which focuses on the marketing and selling of the Company’s active RFID solutions and until October 21, 2010 SuperCom Asia Pacific Limited incorporated in Hong Kong which focused on marketing (see c below). As of December 31, 2011, all the Company’s activities were concentrated mainly through Vuance Ltd. and PureRFid, Inc.

Regarding the sale of certain assets and liabilities of Vuance Inc in January 2010, see b2 below.

On March 25, 2009, the Company, through its subsidiary, Vuance Inc., completed the acquisition of certain assets and liabilities of Intelli-Site, Inc. (“Intelli-Site”). The purchase price was $262 payable in cash and in shares of the Company (which were subject to a certain lock up mechanism) and included a contingent consideration of up to $600 based upon certain conditions.

The results of operations of Intelli-Site were included in the consolidated financial statements of the Company commencing April, 2009. However, during the first quarter of 2010, this activity (including the contingent consideration related to it) was sold, see b2 below.

b.	Discontinued operations

1.	During the fourth quarter of 2008, the Company ceased the operations of distribution of locks (which commenced during 2008). The assets attributed to this discontinued operations, mainly inventory, were sold during 2009.

The results of the discontinued operation for the year ended December 31, 2009, is presented below:

Year ended December 31, 2009

Revenues	$156
Cost of revenues	$(196)
Selling and marketing	$(25)
Net loss	$(65)

2.	On January 28, 2010 (the “Closing Date”), the Company and its subsidiary Vuance, Inc. completed the sale of certain of the assets (including certain accounts receivable and inventory) and certain of the liabilities (including certain accounts payable) of Vuance Inc. (the “Sale”) related to the Company's electronic access control market (the “Vuance EAC Business”), pursuant to a certain Agreement for Purchase and Sale of Business Assets (the “Purchase Agreement”), dated as of January 9, 2010 between Vuance Inc. and OLTIS Security Systems International, LLC (“OSSI”). On the Closing Date, as consideration for the Sale of the Vuance EAC Business, OSSI paid Vuance Inc. $147 in cash. In addition, OSSI paid off (the “Bridge Bank Payment”) a certain Business Financing Agreement (the “Loan”) between Vuance Inc. and Bridge Bank, National Association in an amount of $290. Further to the Bridge Bank Payment, the Loan was released, and the Company and Vuance Inc. no longer have any liabilities associated with the Loan. The Purchase Agreement includes an indemnification clause pursuant to which, Vuance Inc. agrees to indemnify and hold OSSI harmless from and against any claim or liability of Vuance Inc. or the Company, which may be asserted against OSSI, excepting only to the extent of any business debts and other liabilities which OSSI expressly agrees to pay or assume at the closing date.

On January 29, 2010 (the “Closing Date”), the Company and its subsidiary, Vuance, Inc., completed the sale of certain of the assets and certain of the liabilities of Vuance Inc. (the “Sale”) related to the Company's Government Services Division (the “Vuance CSMS Business”), pursuant to a certain asset purchase agreement (the “Purchase Agreement”) dated January 29, 2010 between the Company, Vuance Inc., WidePoint Corporation (“WidePoint”) and Advance Response Concepts Corporation.

On the Closing Date, as consideration for the Sale, WidePoint paid Vuance Inc. $250. In addition, WidePoint agreed to pay Vuance Inc. a maximum earn out of $1,500 over the course of the calendar years 2010, 2011, and 2012, subject to the performance of certain financial requirements of the Vuance CSMS Business during each of those years. The Purchase Agreement includes an indemnification clause pursuant to which, each of the parties shall indemnify and hold harmless the other party in the event of the existence of certain circumstances stipulated in the Purchase Agreement.

Each of the activities sold meets the definition of a component under ASC Topic 205-20 - “Discontinued Operation”, and accordingly, the results of operations of these components were presented as discontinued operations.

Following the sale of the activities, the Company does not have any involvement with respect to the activities sold.

The results of the discontinued operations are as follows:

	Year ended December 31,
	2010	2009
Revenues	$541	$4,944
Cost of revenues	(497)	(2,521)
Research and development	(96)	(930)
Selling and marketing	(105)	(1,950)
General and administrative	(28)	(761)
Financial expenses	(4)	(124)
Impairment of goodwill and other intangible assets	-	(1,119)
Net loss	$(189)	$(2,461)

c.	Sale of subsidiary:

During October 2010, the Company sold its entire equity interest in its wholly owned Hong Kong subsidiary, SuperCom Asia Pacific Limited (the “Subsidiary”), for no consideration. As part of this sale, the Company assigned to the purchaser certain outstanding loans due to the Company by the Subsidiary in the amount of $1,400. As result of the sale of the Subsidiary, the Company realized a capital gain of $272 in the fourth quarter of 2010.

d.	Extinguishment of liabilities

On November 3, 2010, the Company submitted to the District Court in Petach-Tikva, Israel, a request to summon meetings of creditors of the Company, in order to approve a proposed arrangement between the Company and its creditors (including convertible bond holders) in accordance with Section 350 of the Israeli Companies Law 5759-1999. The proposed arrangement involved an allotment of ordinary shares or warrants to purchase ordinary shares of the Company to certain of its creditors, at a price of $0.09 per ordinary share against 40% of the total outstanding debt to the creditors, to the effect of total satisfaction of the entire debt owed to the Company’s creditors (thus forgiving and waiving 60% of the total outstanding debt of the Company). The proposed arrangement was based on the one which was approved by the general meeting of the shareholders dated September 12, 2010. The Company convened the meetings of its creditors to approve the proposed debt arrangement during February and March 2011. On March 15, 2011, the Company filed an application with the Petach-Tikva District Court, in Israel, for the approval of the creditor arrangement.

On July 18, 2011, the Discrict Court decided not to approve the Company’s application, mainly due to an objection to the proposed arrangement filed by one of the Company’s secured creditors, Special Situations Funds ("SSF"), which later assigned its bond on November 8, 2011 to Mr. Eliyahu Trabelsi (see also Notes 12 and 14f). In February 2012, following the approval of the board of directors, the Company decided to proceed with the arrangement which was approved by its general meeting without further proceeding in the District Court subject to its creditors agreements.

As of December 31, 2010, certain creditors with a total outstanding debt of $271 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,206,142 warrants to purchase ordinary shares of the Company (see also Note 13f2). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $124 as a gain from extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($271) and the fair value of the warrants allotted ($147), which was credited directly to additional paid-in capital.

In June, 2011 certain creditors with a total outstanding debt of $322 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,081,871 warrants and 300,000 options (with exercise price of nil) to purchase ordinary shares of the Company. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $143 as a gain on extinguishment of debtsbased on the difference between the carrying amount of the liabilities extinguished ($322) and the fair value of the warrants and options allotted ($179), which was credited directly to additional paid-in capital (see also Note 13).

In a certain arrangement that was subject to the approval of the board of directors, following such approval, on August 4, 2011, Sigma Wave Ltd (“Sigma”), a convertible bond holder, had accepted the Company's debt arrangement proposal for an amount of $1,000 of its outstanding debt. The Company allotted to Sigma a total of 4,444,444 ordinary shares of the Company (see also Note 12). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $778 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($1,000) and the fair value of the ordinary shares granted ($222), which was credited directly to share capital ($74) and additional paid-in capital ($148).

 On December 31, 2011 Sigma and Mr. Eliyahu Trabelsi had accepted the Company's debt arrangement proposal for an amount of $2,047 of the outstanding convertible debt amount. The arrangement was not subject to any further approvals or other conditions. The Company committed to issue Sigma and Mr. Eliyahu Trabelsi an aggregated number of 9,094,400 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $1,228 as a gain on extinguishment of debt based on the difference between the carrying amounts of the liabilities extinguished ($2,047) and the fair value of the ordinary shares that the Company was committed to issue ($819). In addition an amount of $819 was credited directly to equity as “amount of liability extinguished on account of shares”. The actual allotment of 8,025,000 ordinary shares to a trustee of Sigma and 1,069,400 ordinary shares to Mr. Eliyahu Trabelsi was completed in April, 2012 (see Note 12).

The fair value of the equity instruments (shares, warrants and options with exercise price of nil) that were issued in connection with the extinguishment of debts and liabilities, were measured based on a quotation of the Company’s ordinary shares, on the date that the agreement with the respective creditor became effective.

The Company proposed the same arrangement to a certain other creditor in an amount of $311 and in respect of the Convertible Bonds which total debt amount is approximately $2,975 as of December 31, 2011.

e.	Concentration of risk that may have a significant impact on the Company:

Throughout the reporting periods the Company derived most of its revenues from one major customer. See also Note 15c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

f.	The Company has incurred substantial losses and negative cash flows from operations since its inception. The Company had an operating cash flow deficit in each of the years in the three year period ended December 31, 2011. As of December 31, 2011, the Company had an accumulated deficit of approximately $48,325, working capital deficit of $2,723 (excluding the Convertible Bonds which total debt is approximately $2,975 as of December 31, 2011) and the total shareholders' deficit amounted to $5,601. The Company incurred net income of approximately $1,019 in the year ended December 31, 2011 (which includes a capital gain of $2,149 as a result of extinguishment of debt in 2011) and incurred net losses of approximately $1,965 and $5,085 in the years ended December 31, 2010 and 2009, respectively. The Company may continue to have an annual losses and operating negative cash flows for the near future, and expects to spend significant amounts of capital to enhance its products and services, develop further sales and operations and fund expansion. As a result, the Company will need to generate significant revenues to sustain profitability. The Company may not be able to sustain or increase profitability on a quarterly or annual basis. Continuation of the Company's current operations after utilizing its current cash reserves and other current assets is dependent upon the generation of additional financial resources. As described in Note 1d, the Company wishes to complete the creditors’ arrangement and also is seeking to raise funds either by equity issuances or by receiving banking credit lines. These matters raise substantial doubt about the Company's ability to continue as a going concern. The financial statements have been prepared assuming the Company will continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.